CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT - USD ($)	Total	Ordinary Shares [Member]	Accumulated Deficit [Member]	Armada Acquisition Corp II [Member]	Armada Acquisition Corp II [Member] Class A [Member]	Armada Acquisition Corp II [Member] Class B [Member]	Armada Acquisition Corp II [Member] Ordinary Shares [Member] Class A [Member]	Armada Acquisition Corp II [Member] Ordinary Shares [Member] Class B [Member]	Armada Acquisition Corp II [Member] Additional Paid-in Capital [Member]	Armada Acquisition Corp II [Member] Accumulated Deficit [Member]	Pathfinder Digital Assets LLC [Member]	Pathfinder Digital Assets LLC [Member] Member Units [Member]	Pathfinder Digital Assets LLC [Member] Accumulated Deficit [Member]
Beginning balance (in shares) at Oct. 02, 2024							0	0
Beginning balance at Oct. 02, 2024				$ 0			$ 0	$ 0	$ 0	$ 0
Issuance of common stock (in shares)								7,880,000
Issuance of common stock				25,000				$ 788	24,212
Net income (loss)				(45,784)						(45,784)
Ending balance at Dec. 31, 2024				(20,784)			$ 0	$ 788	24,212	(45,784)
Ending balance (in shares) at Dec. 31, 2024							0	7,880,000
Beginning balance (in shares) at Oct. 02, 2024							0	0
Beginning balance at Oct. 02, 2024				0			$ 0	$ 0	0	0
Accretion of Class A ordinary shares to redemption amount				(19,869,840)
Net income (loss)				840,656
Ending balance at Jun. 30, 2025				(8,580,675)			$ 71	$ 788	0	(8,581,534)
Ending balance (in shares) at Jun. 30, 2025							710,000	7,880,000
Beginning balance (in shares) at Oct. 02, 2024							0	0
Beginning balance at Oct. 02, 2024				0			$ 0	$ 0	0	0
Issuance of common stock (in shares)								7,880,000
Issuance of common stock				25,000				$ 788	24,212
Accretion of Class A ordinary shares to redemption amount				(22,365,061)					(10,447,650)	(11,917,411)
Capital contribution made by Sponsor related to the interests in founders shares allocated to non-managing members				4,621,895					4,621,895
Cost of raising capital related to interests in founders shares allocated to non-managing members				(4,621,895)					(4,621,895)
Sale of private placement units (in shares)							710,000
Sale of private placement units				7,100,000			$ 71		7,099,929
Fair value of public warrants at issuance				3,565,000					3,565,000
Allocated value of transaction costs to Class A shares				(241,491)					(241,491)
Net income (loss)				1,771,983						1,771,983
Ending balance at Sep. 30, 2025	$ (515,000)			(10,144,569)			$ 71	$ 788	0	(10,145,428)
Ending balance (in shares) at Sep. 30, 2025	1				710,000	7,880,000	710,000	7,880,000
Ending balance (in shares) at Sep. 30, 2025	1				710,000	7,880,000	710,000	7,880,000
Beginning balance (in shares) at Dec. 31, 2024							0	7,880,000
Beginning balance at Dec. 31, 2024				(20,784)			$ 0	$ 788	24,212	(45,784)
Net income (loss)				(706)						(706)
Ending balance at Mar. 31, 2025				(21,490)			$ 0	$ 788	24,212	(46,490)
Ending balance (in shares) at Mar. 31, 2025							0	7,880,000
Accretion of Class A ordinary shares to redemption amount				(19,869,840)					(10,447,650)	(9,422,190)
Capital contribution made by Sponsor related to the interests in founders shares allocated to non-managing members				4,621,895					4,621,895
Cost of raising capital related to interests in founders shares allocated to non-managing members				(4,621,895)					(4,621,895)
Sale of private placement units (in shares)							710,000
Sale of private placement units				7,100,000			$ 71		7,099,929
Fair value of public warrants at issuance				3,565,000					3,565,000
Allocated value of transaction costs to Class A shares				(241,491)					(241,491)
Net income (loss)				887,146						887,146
Ending balance at Jun. 30, 2025				(8,580,675)			$ 71	$ 788	0	(8,581,534)
Ending balance (in shares) at Jun. 30, 2025							710,000	7,880,000
Beginning balance at Jul. 17, 2025											$ 0	$ 0	$ 0
Issuance of units for XRP contribution											0	0	0
Net income (loss)											(907,308)	0	(907,308)
Ending balance at Dec. 31, 2025	$ (152,717,402)	$ 0	$ (152,717,402)	(13,050,218)			$ 71	$ 788	0	(13,051,077)	(907,308)	0	(907,308)
Ending balance (in shares) at Dec. 31, 2025	1						710,000	7,880,000
Ending balance (in shares) at Dec. 31, 2025	1	1
Beginning balance (in shares) at Aug. 28, 2025					400,000	7,880,000
Beginning balance (in shares) at Aug. 28, 2025		0
Beginning balance at Aug. 28, 2025	$ 0	$ 0	0
Issuance of common stock (in shares)		1
Issuance of common stock	0	$ 0	0
Net income (loss)	(152,717,402)		(152,717,402)
Ending balance at Dec. 31, 2025	$ (152,717,402)	$ 0	(152,717,402)	(13,050,218)			$ 71	$ 788	0	(13,051,077)	(907,308)	0	(907,308)
Ending balance (in shares) at Dec. 31, 2025	1						710,000	7,880,000
Ending balance (in shares) at Dec. 31, 2025	1	1
Beginning balance (in shares) at Sep. 30, 2025	1				710,000	7,880,000	710,000	7,880,000
Beginning balance (in shares) at Sep. 30, 2025	1				710,000	7,880,000	710,000	7,880,000
Beginning balance at Sep. 30, 2025	$ (515,000)			(10,144,569)			$ 71	$ 788	0	(10,145,428)
Accretion of Class A ordinary shares to redemption amount				(2,301,889)						(2,301,889)
Net income (loss)				(603,760)						(603,760)
Ending balance at Dec. 31, 2025	$ (152,717,402)	$ 0	(152,717,402)	(13,050,218)			$ 71	$ 788	0	(13,051,077)	(907,308)	0	(907,308)
Ending balance (in shares) at Dec. 31, 2025	1						710,000	7,880,000
Ending balance (in shares) at Dec. 31, 2025	1	1
Beginning balance (in shares) at Sep. 30, 2025	1				710,000	7,880,000	710,000	7,880,000
Beginning balance (in shares) at Sep. 30, 2025	1				710,000	7,880,000	710,000	7,880,000
Beginning balance at Sep. 30, 2025	$ (515,000)			(10,144,569)			$ 71	$ 788	0	(10,145,428)
Accretion of Class A ordinary shares to redemption amount				(6,536,139)
Net income (loss)				2,152,880
Ending balance at Jun. 30, 2026	$ (340,852,135)	$ 0	(340,852,135)	(14,527,828)			$ 71	$ 788	0	(14,528,687)	(3,125,506)	0	(3,125,506)
Ending balance (in shares) at Jun. 30, 2026	1				710,000	7,880,000	710,000	7,880,000
Ending balance (in shares) at Jun. 30, 2026	1	1			710,000	7,880,000	710,000	7,880,000
Beginning balance (in shares) at Dec. 31, 2025	1						710,000	7,880,000
Beginning balance (in shares) at Dec. 31, 2025	1	1
Beginning balance at Dec. 31, 2025	$ (152,717,402)	$ 0	(152,717,402)	(13,050,218)			$ 71	$ 788	0	(13,051,077)	(907,308)	0	(907,308)
Accretion of Class A ordinary shares to redemption amount				(2,105,061)						(2,105,061)
Net income (loss)				1,131,313						1,131,313
Ending balance at Mar. 31, 2026				(14,023,966)			$ 71	$ 788	0	(14,024,825)
Ending balance (in shares) at Mar. 31, 2026							710,000	7,880,000
Beginning balance (in shares) at Dec. 31, 2025	1						710,000	7,880,000
Beginning balance (in shares) at Dec. 31, 2025	1	1
Beginning balance at Dec. 31, 2025	$ (152,717,402)	$ 0	(152,717,402)	(13,050,218)			$ 71	$ 788	0	(13,051,077)	(907,308)	0	(907,308)
Net income (loss)	(188,134,733)	0	(188,134,733)								(2,218,198)	0	(2,218,198)
Ending balance at Jun. 30, 2026	$ (340,852,135)	$ 0	(340,852,135)	(14,527,828)			$ 71	$ 788	0	(14,528,687)	(3,125,506)	0	(3,125,506)
Ending balance (in shares) at Jun. 30, 2026	1				710,000	7,880,000	710,000	7,880,000
Ending balance (in shares) at Jun. 30, 2026	1	1			710,000	7,880,000	710,000	7,880,000
Beginning balance (in shares) at Mar. 31, 2026							710,000	7,880,000
Beginning balance at Mar. 31, 2026				(14,023,966)			$ 71	$ 788	0	(14,024,825)
Accretion of Class A ordinary shares to redemption amount				(2,129,189)						(2,129,189)
Net income (loss)				1,625,327						1,625,327
Ending balance at Jun. 30, 2026	$ (340,852,135)	$ 0	$ (340,852,135)	$ (14,527,828)			$ 71	$ 788	$ 0	$ (14,528,687)	$ (3,125,506)	$ 0	$ (3,125,506)
Ending balance (in shares) at Jun. 30, 2026	1				710,000	7,880,000	710,000	7,880,000
Ending balance (in shares) at Jun. 30, 2026	1	1			710,000	7,880,000	710,000	7,880,000